CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended		188 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Issuance of shares of common stock pursuant to cashless exercise of warrants, shares	5,666,616	5,666,616	5,666,616
10% Series A Preferred Stock [Member]
Conversion of preferred stock to common stock, shares	3,003	4,645,411	9,558,112
10% Series B Preferred Stock [Member]
Conversion of preferred stock to common stock, shares	140.87	13.18	22,576.18
Common Stock [Member] | 10% Series A Preferred Stock [Member]
Common shares issued upon conversion, shares	30,030	11,078,634	30,030
Common Stock [Member] | 10% Series B Preferred Stock [Member]
Common shares issued upon conversion, shares	388,603	36,408	388,603